Income Tax - Summary of Reconciliation of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning of period	¥ 3,796	¥ 3,723
Acquisition from business combinations	(935)
Credited/ (charged) to profit or loss	4,609	73
Ending of period	7,470	3,796
Leases
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning of period	8	33
Acquisition from business combinations	77
Credited/ (charged) to profit or loss	10	(25)
Ending of period	95	8
Expected Credit Losses on Debt Financial Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning of period	2,386	2,074
Acquisition from business combinations	55
Credited/ (charged) to profit or loss	3,941	312
Ending of period	6,382	2,386
Trade Payables, Accrual and Provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning of period	1,402	1,616
Credited/ (charged) to profit or loss	1,038	(214)
Ending of period	2,440	¥ 1,402
Tax losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Acquisition from business combinations	405
Credited/ (charged) to profit or loss	(405)
Fair Value Adjustment Arising from Business Combinations
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Acquisition from business combinations	(1,472)
Credited/ (charged) to profit or loss	25
Ending of period	¥ (1,447)